Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2014
Common stock, offering expense	$ 28,000
Acquisition, offering expense	272,000
Common Stock [Member]
Common stock, offering expense	28,000
Acquisition, offering expense	272,000
Additional Paid-in Capital [Member]
Common stock, offering expense	28,000
Acquisition, offering expense	$ 272,000